Legal Proceedings (Details) - USD ($)									3 Months Ended	12 Months Ended
	Jan. 29, 2019	Jan. 23, 2019	Oct. 24, 2018	Oct. 16, 2018	Aug. 30, 2018	Aug. 21, 2018	Aug. 14, 2018	Jul. 03, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Legal Proceedings (Textual)
Rent expense										$ 4,000	$ 4,000
Future minimum lease payments due in less than a year										$ 325
Number of shares issued in transaction									1,320,598
Cash deposited							$ 20,044,652
Additional cash deposited			$ 18,530,186
Collateral Surety Agreement [Member]
Legal Proceedings (Textual)
Cash deposited						$ 20,044,652
Additional cash deposited	$ 58,237,726
Mr. Farley and AMC [Member]
Legal Proceedings (Textual)
Number of shares issued in transaction		25,000,000						25,000,000
Additional cash deposited				$ 18,530,186
Description of preliminary injunction									In granting the preliminary injunction, the Court found that the company met “its considerable burden” of demonstrating it was likely to win its lawsuit against Mr. Farley and AMC. Specifically, the Court found it was “reasonably probable” Mr. Farley had unlawfully issued the 25 million shares without proper authorization, Mr. Farley had breached his duty of loyalty to the company, Mr. Farley was unlikely to prove the stock issuance was procedurally or substantively “fair” to the company, and Mr. Farley had fraudulently transferred 20 million of the shares to AMC. Finally, the Court ruled because Farley and AMC’s 25 million shares represented one eighth of the company’s outstanding ownership, the injunction was necessary to protect the company’s capital structure, ability to attract new investors, ability to raise new capital and continue deployment of its plans now underway to revitalize its business.	In granting the preliminary injunction, the Court found that the company met “its considerable burden” of demonstrating it was likely to win its lawsuit against Mr. Farley and AMC. Specifically, the Court found it was “reasonably probable” Mr. Farley had unlawfully issued the 25 million shares without proper authorization, Mr. Farley had breached his duty of loyalty to the company, Mr. Farley was unlikely to prove the stock issuance was procedurally or substantively “fair” to the company, and Mr. Farley had fraudulently transferred 20 million of the shares to AMC. Finally, the Court ruled because Farley and AMC’s 25 million shares represented one eighth of the company’s outstanding ownership, the injunction was necessary to protect the company’s capital structure, ability to attract new investors, ability to raise new capital and continue deployment of its plans now underway to revitalize its business.
Mr. Farley [Member]
Legal Proceedings (Textual)
Additional cash deposited				1,050,000,000
AMC [Member]
Legal Proceedings (Textual)
Additional cash deposited				$ 8,030,186
Atlantic Specialty Insurance Company [Member] | Collateral Surety Agreement [Member]
Legal Proceedings (Textual)
Additional cash deposited					$ 5,544,652